Real Estate Acquired Through Foreclosure and Other Repossessed Assets (Tables)	12 Months Ended
Jun. 30, 2012
Real Estate [Abstract]
Allowance For Loan Losses Real Estate [Table Text Block]
An analysis of the allowance for losses on real estate acquired through foreclosure is as follows:

	Years Ended June 30,
(in thousands)	2012	2011
Balance at beginning of year	$159	$19
Provision for losses	147	159
Charge-offs	(181)	(19)
Balance at end of year	$125	$159

Expenses Applicable To Real Estate Acquired [Table Text Block]

Expenses applicable to real estate acquired through foreclosure include the following:

	Years Ended June 30,
(in thousands)	2012	2011
Provision for losses	$147	$159
Gain on sale of real estate acquired through foreclosure	(181)	(107)
Operating expenses, net of rental income	246	308
Total	$212	$360